Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 311,789	$ 263,434
Transportation [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	301,646	254,716
Warehouse storage management service [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	8,102	7,053
Others [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	2,041	1,665
Transportation Services [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	301,646	254,716
Warehouse storage management services and others revenues [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 10,143	$ 8,718